Defined benefit obligations - Summary of Defined Benefit Plans (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Present value of pension benefit obligation	SFr 4,517	SFr 4,044
Fair value of pension plan assets	(3,532)	(3,494)
Net pension defined benefit obligation	985	550
Present value of other benefit obligations	604	1,222
Total defined benefit obligations	SFr 1,589	SFr 1,772